Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Transparent Value Trust
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
Supplement [Text Block]	tvt_SupplementTextBlock
TRANSPARENT VALUE TRUST

Transparent Value Small-Cap Fund

SUPPLEMENT DATED May 23, 2014
TO THE PROSPECTUS DATED JANUARY 28, 2014

The following sentence replaces the fifth sentence under the first paragraph of the “Principal Investment Strategies” section for the Transparent Value Small-Cap Fund on page 60 of the prospectus:

The Small-Cap Index focuses on companies in the Dow Jones U.S. Small-Cap Total Stock Market IndexSM that are believed to have the highest fundamental scores and the highest RBP® probabilities.
Transparent Value Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tvt_SupplementTextBlock
TRANSPARENT VALUE TRUST

Transparent Value Small-Cap Fund

SUPPLEMENT DATED May 23, 2014
TO THE PROSPECTUS DATED JANUARY 28, 2014

The following sentence replaces the fifth sentence under the first paragraph of the “Principal Investment Strategies” section for the Transparent Value Small-Cap Fund on page 60 of the prospectus:

The Small-Cap Index focuses on companies in the Dow Jones U.S. Small-Cap Total Stock Market IndexSM that are believed to have the highest fundamental scores and the highest RBP® probabilities.